UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2008

ITEM 1.                                           REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / OCTOBER 31, 2008

Western Asset High Income Fund II Inc.

(HIX)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	22

Statement of operations	23

Statements of changes in net assets	24

Statement of cash flow	25

Financial highlights	26

Notes to financial statements	27

Additional shareholder information	39

Dividend reinvestment plan	40

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended October 31, 2008. Looking back, during the fourth quarter of 2007, U.S. gross domestic product (“GDP”)i fell 0.2%. This weakness was triggered by problems in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% and 2.8% during the first and second quarters of 2008, respectively. This rebound was due, in part, to rising exports that were buoyed by a weakening U.S. dollar, and solid consumer spending, which was aided by the government’s tax rebate program. The dollar’s rally and the end of the rebate program, combined with other strains on the economy, then caused GDP to take a step backward in the third quarter of 2008. According to the preliminary estimate released by the U.S. Department of Commerce, third quarter 2008 GDP declined 0.5%.

The latest Bureau of Economic Research release indicates that the U.S. is currently in recession. Evidence supporting this conclusion includes a slowdown in consumer spending, with four consecutive months of declining retail sales from July through October 2008. According to the Department of Commerce, October’s 2.8% fall in retail sales is the sharpest decline since it began tracking this data in 1992. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined in each of the first 10 months of 2008. Year-to-date through October, roughly 1.2 million jobs have been shed and the unemployment rate now stands at 6.5%, its highest level since 1994.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meetings in June, August and September 2008, the Fed held rates steady.

Western Asset High Income Fund II Inc.	I

Letter from the chairman continued

Then, on October 8, 2008, in a global coordination effort with six central banks around the world, interest rates were cut in an attempt to reduce the strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%. The Fed again cut rates from 1.50% to 1.00% at its regularly scheduled meeting on October 29, 2008. In conjunction with its October meeting, the Fed stated: “The pace of economic activity appears to have slowed markedly, owing importantly to a decline in consumer expenditures. ... Moreover, the intensification of financial market turmoil is likely to exert additional restraint on spending, partly by further reducing the ability of households and businesses to obtain credit.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, prior to the beginning of the reporting period, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, on October 3, 2008, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by President Bush. As part of TARP, the Treasury had planned to make a $250 billion capital injection into some of the nation’s largest banks. However, in November 2008 (after the reporting period ended), Treasury Secretary Paulson said the Treasury no longer intended to use TARP to purchase bad loans and other troubled financial assets.

During the six-month reporting period ended October 31, 2008, both short- and long-term Treasury yields experienced periods of extreme volatility. Earlier in the year, investors were focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” at which times Treasury yields moved lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of the reporting period, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were

II	Western Asset High Income Fund II Inc.

perceived to be risky, even high-quality corporate bonds and high-grade municipal bonds. At one point in September, the yield available from the three-month Treasury bill fell to 0.04%, as investors were essentially willing to forgo any return potential in order to access the relative safety of government-backed securities. During the six months ended October 31, 2008, two-year Treasury yields fell from 2.29% to 1.56%. Over the same time frame, 10-year Treasury yields moved from 3.77% to 4.01%. Looking at the six-month period as a whole, the overall bond market, as measured by the Barclays Capital U.S. Aggregate Indexiv, returned -3.63%.

Periods of increased investor risk aversion caused the high-yield bond market to produce extremely poor results over the six months ended October 31, 2008. While the asset class modestly rallied on several occasions, it was not enough to overcome numerous flights to quality. In particular, seizing credit markets, coupled with fears of a global recession and rising corporate bond default rates, sent high-yield bond prices sharply lower in September and October 2008. During those two months, the Citigroup High Yield Market Indexv (the “Index”) returned -8.01% and -15.34%, respectively. Over the six months ended October 31, 2008, the Index returned -25.23%.

Despite periods of extreme market volatility, emerging market debt prices held up fairly well during three of the first four months of the reporting period. During that time, the asset class was supported by solid demand, superior growth rates in emerging market countries, increased domestic spending and rating upgrades in countries such as Brazil. However, fears of a global recession, falling commodity prices and seizing credit markets sent emerging market debt prices sharply lower in September and October 2008. During those months, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned -6.84% and -14.89%, respectively. Over the six months ended October 31, 2008, the EMBI Global returned -20.64%.

Western Asset High Income Fund II Inc.	III

Letter from the chairman continued

Performance review

For the six months ended October 31, 2008, Western Asset High Income Fund II Inc. returned -38.45% based on its net asset value (“NAV”)vii and -35.03% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexviii and the EMBI Global, returned -24.86% and -20.64%, respectively, over the same time frame. The Lipper High Current Yield (Leveraged) Closed-End Funds Category Averageix returned -34.53% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.56 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of October 31, 2008. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of October 31, 2008 (unaudited)

PRICE PER SHARE	6-MONTH TOTAL RETURN* (not annualized)
$6.23 (NAV)	-38.45%
$6.01 (Market Price)	-35.03%

All figures represent past performance and are not a guarantee of future results.

*

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy during the remainder of the year and into 2009 as well.

IV	Western Asset High Income Fund II Inc.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/cef. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•  Fund prices and performance,

•  Market insights and commentaries from our portfolio managers, and

•  A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for additional information?

The Fund is traded under the symbol “HIX” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XHGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/cef.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Western Asset High Income Fund II Inc.	V

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 1, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall generally, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. The risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i         Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii        The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii      The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv       The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

v        The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi       The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

vii     Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii    The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix       Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 38 funds in the Fund’s Lipper category.

VI	Western Asset High Income Fund II Inc.

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — October 31, 2008

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	1

Schedule of investments (unaudited)

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES — 89.3%
CONSUMER DISCRETIONARY — 15.8%
	Auto Components — 0.9%
4,078,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	$ 2,181,731
	Visteon Corp., Senior Notes:
801,000	8.250% due 8/1/10	468,585
11,316,000	12.250% due 12/31/16(a)	3,904,020
	Total Auto Components	6,554,336
	Automobiles — 1.4%
	Ford Motor Co., Debentures:
1,985,000	8.875% due 1/15/22	625,275
3,425,000	8.900% due 1/15/32	1,147,375
	General Motors Corp.:
13,105,000	Notes, 7.200% due 1/15/11	5,340,288
11,515,000	Senior Debentures, 8.375% due 7/15/33	3,799,950
	Total Automobiles	10,912,888
	Diversified Consumer Services — 0.7%
	Education Management LLC/Education Management Finance Corp.:
590,000	Senior Notes, 8.750% due 6/1/14	433,650
5,145,000	Senior Subordinated Notes, 10.250% due 6/1/16	3,575,775
	Service Corp. International, Senior Notes:
1,200,000	7.625% due 10/1/18	948,000
1,090,000	7.500% due 4/1/27	760,275
	Total Diversified Consumer Services	5,717,700
	Hotels, Restaurants & Leisure — 3.7%
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	635,000
4,130,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(c)	30,975
3,705,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,333,800
2,765,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,797,250
484,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19(a)	278,300
4,675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	3,576,375
2,000,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	1,230,000
2,550,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	2,103,750
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15(a)	136,500

See Notes to Financial Statements.

2	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 3.7% continued
1,750,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16(a)	$ 577,500
3,725,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(a)	1,881,125
5,865,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,609,925
2,470,000	MGM MIRAGE Inc., Senior Notes, 13.000% due 11/15/13(a)	2,210,650
420,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	245,700
4,037,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14(a)	3,693,855
2,725,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,594,125
1,800,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14(a)(d)	1,170,000
	Station Casinos Inc.:
7,305,000	Senior Notes, 6.000% due 4/1/12	2,721,113
1,450,000	Senior Subordinated Notes, 6.625% due 3/15/18	137,750
	Total Hotels, Restaurants & Leisure	27,963,693
	Household Durables — 1.7%
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06(c)(e)(f)	0
6,000,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13(a)	4,890,000
4,055,000	Norcraft Cos. LP/Norcraft Finance Corp.,
	Senior Subordinated Notes, 9.000% due 11/1/11	3,548,125
5,245,000	Norcraft Holdings LP/Norcraft Capital Corp.,
	Senior Discount Notes, 9.750% due 9/1/12	4,327,125
	Total Household Durables	12,765,250
	Internet & Catalog Retail — 0.3%
2,330,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16(a)	1,968,850
	Media — 4.8%
	Affinion Group Inc.:
755,000	Senior Notes, 10.125% due 10/15/13	532,275
6,800,000	Senior Subordinated Notes, 11.500% due 10/15/15	4,114,000
16,754,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	7,623,070
1,640,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12(f)	951,200
1,435,000	Charter Communications Holdings LLC/Charter
	Communications Holdings Capital Corp.,
	Senior Discount Notes, 11.750% due 5/15/11	574,000
8,660,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)	7,079,550
3,180,000	CMP Susquehanna Corp., 9.875% due 5/15/14	651,900
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	770,500

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	3

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Media — 4.8% continued
	Dex Media West LLC/Dex Media Finance Co.,
4,868,000	Senior Subordinated Notes, 9.875% due 8/15/13	$ 1,837,670
1,940,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	1,561,700
2,419,000	Globo Communicacoes e Participacoes SA, Bonds,
	7.250% due 4/26/22(a)(h)	1,705,395
9,930,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,427,437
1,695,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16	364,425
750,000	R.H. Donnelley Inc., 11.750% due 5/15/15(a)	296,250
2,525,000	Sun Media Corp., 7.625% due 2/15/13	2,133,625
	TL Acquisitions Inc.:
4,660,000	Senior Notes, 10.500% due 1/15/15(a)	2,796,000
3,710,000	Senior Subordinated Notes, step bond to yield
	13.355% due 7/15/15(a)	1,873,550
	Total Media	36,292,547
	Multiline Retail — 1.5%
5,400,000	Dollar General Corp., Senior Subordinated Notes,
	11.875% due 7/15/17(b)	4,441,500
	Neiman Marcus Group Inc.:
1,080,000	7.125% due 6/1/28	631,800
8,740,000	Senior Notes, 9.000% due 10/15/15(b)	6,030,600
	Total Multiline Retail	11,103,900
	Specialty Retail — 0.8%
885,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	579,675
3,980,000	Blockbuster Inc., Senior Subordinated Notes,
	9.000% due 9/1/12	2,288,500
2,350,000	Eye Care Centers of America, Senior Subordinated Notes,
	10.750% due 2/15/15	2,385,250
2,235,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	1,016,925
	Total Specialty Retail	6,270,350
	TOTAL CONSUMER DISCRETIONARY	119,549,514
CONSUMER STAPLES — 1.7%
	Food & Staples Retailing — 0.1%
576,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	511,548
	Food Products — 0.7%
	Dole Food Co. Inc., Senior Notes:
2,245,000	8.625% due 5/1/09	2,031,725
2,715,000	7.250% due 6/15/10	1,995,525
1,150,000	8.875% due 3/15/11	799,250
760,000	Stater Brothers Holdings Inc., 7.750% due 4/15/15	627,000
	Total Food Products	5,453,500

See Notes to Financial Statements.

4	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Household Products — 0.4%
1,265,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12(a)	$ 1,268,163
2,100,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,459,500
	Total Household Products	2,727,663
	Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:
960,000	8.500% due 5/15/12	744,000
4,025,000	11.000% due 5/15/12	3,421,250
	Total Tobacco	4,165,250
	TOTAL CONSUMER STAPLES	12,857,961
ENERGY — 12.7%
	Energy Equipment & Services — 0.7%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	218,167
2,645,000	Complete Production Services Inc., Senior Notes,
	8.000% due 12/15/16	1,811,825
1,145,000	GulfMark Offshore Inc., Senior Subordinated Notes,
	7.750% due 7/15/14	853,025
1,820,000	Key Energy Services Inc., Senior Notes,
	8.375% due 12/1/14	1,355,900
1,320,000	Pride International Inc., Senior Notes,
	7.375% due 7/15/14	1,089,000
	Total Energy Equipment & Services	5,327,917
	Oil, Gas & Consumable Fuels — 12.0%
3,980,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18(a)	2,706,400
7,595,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	6,151,950
	Chesapeake Energy Corp., Senior Notes:
2,000,000	6.625% due 1/15/16	1,572,500
1,885,000	6.500% due 8/15/17	1,397,256
4,240,000	7.250% due 12/15/18	3,222,400
3,980,119	Corral Finans AB, Senior Secured Subordinated Bonds,
	9.753% due 4/15/10(a)(b)(d)	2,686,580
	El Paso Corp.:
	Medium-Term Notes:
3,445,000	7.800% due 8/1/31	2,408,107
7,385,000	7.750% due 1/15/32	5,145,174
5,200,000	Notes, 7.875% due 6/15/12	4,643,054
	Enterprise Products Operating LP:
285,000	Junior Subordinated Notes, 8.375% due 8/1/66(d)	211,885
4,825,000	Subordinated Notes, 7.034% due 1/15/68(d)	3,116,694
6,165,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	5,024,475
153,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16(a)	95,625

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 12.0% continued
1,045,000	Inergy LP/Inergy Finance Corp., Senior Notes,
	8.250% due 3/1/16	$ 807,263
5,415,000	International Coal Group Inc., Senior Notes,
	10.250% due 7/15/14	4,575,675
2,070,000	KazMunaiGaz Finance Sub B.V., Senior Notes,
	8.375% due 7/2/13(a)(h)	1,397,250
1,720,000	LUKOIL International Finance BV, 6.356% due 6/7/17(a)(h)	903,000
	Mariner Energy Inc., Senior Notes:
1,630,000	7.500% due 4/15/13	1,132,850
1,215,000	8.000% due 5/15/17	722,925
2,440,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
	Senior Notes, 8.750% due 4/15/18	1,769,000
1,100,000	OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	665,500
3,215,000	Parallel Petroleum Corp., 10.250% due 8/1/14	2,146,012
	Pemex Project Funding Master Trust:
836,000	6.625% due 6/15/35(a)	626,992
230,000	6.625% due 6/15/35(a)	172,498
5,001,000	Senior Bonds, 6.625% due 6/15/35(h)	3,750,705
	Petrohawk Energy Corp., Senior Notes:
2,455,000	9.125% due 7/15/13	1,902,625
980,000	7.875% due 6/1/15(a)	668,850
1,610,000	Petroplus Finance Ltd., Senior Notes, 6.750% due 5/1/14(a)	1,086,750
2,740,000	Quicksilver Resources Inc., 8.250% due 8/1/15	1,918,000
	SandRidge Energy Inc., Senior Notes:
7,500,000	8.625% due 4/1/15(b)	4,987,500
2,540,000	8.000% due 6/1/18(a)	1,701,800
7,887,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(e)	512,655
2,310,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(a)	1,905,750
800,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	500,000
3,725,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	3,427,000
2,000,000	Tesoro Corp., Senior Notes, 6.250% due 11/1/12	1,540,000
230,000	TNK-BP Finance SA, 6.625% due 3/20/17(a)	97,175
4,590,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(c)	413,100
2,515,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	1,672,475
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,350,000	7.250% due 5/1/12	1,073,250
2,205,000	7.000% due 2/1/14	1,576,575
	Williams Cos. Inc.:
	Notes:
3,080,000	7.875% due 9/1/21	2,545,722
3,899,000	8.750% due 3/15/32	3,184,575

See Notes to Financial Statements.

6	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†		SECURITY	VALUE
		Oil, Gas & Consumable Fuels — 12.0% continued
3,975,000		Senior Notes, 7.625% due 7/15/19	$ 3,284,948
		Total Oil, Gas & Consumable Fuels	91,050,520
		TOTAL ENERGY	96,378,437
FINANCIALS — 11.0%
		Capital Markets — 0.6%
		Credit Suisse/Nassau, Credit-Linked Notes (Gazprom):
104,590,000	RUB	6.790% due 10/29/09(a)	3,619,559
34,860,000	RUB	7.000% due 10/27/11(a)	1,029,465
		Total Capital Markets	4,649,024
		Commercial Banks — 1.6%
5,360,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)	2,867,600
4,490,000		HSBK Europe BV, 7.250% due 5/3/17(a)(h)	2,312,350
		ICICI Bank Ltd., Subordinated Bonds:
1,170,000		6.375% due 4/30/22(a)(d)	679,669
1,174,000		6.375% due 4/30/22(a)(d)(h)	536,565
76,695,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes
		(Russian Agricultural Bank), 9.500% due 2/11/11(f)	1,926,505
1,320,000		RSHB Capital, Loan Participation Notes, 7.125% due 1/14/14(a)(h)	891,000
		Russian Agricultural Bank, Loan Participation Notes:
1,204,000		7.175% due 5/16/13(a)(h)	812,700
1,055,000		6.299% due 5/15/17(a)(h)	627,725
		TuranAlem Finance BV, Bonds:
3,025,000		8.250% due 1/22/37(a)(h)	1,225,125
1,059,000		8.250% due 1/22/37(a)(h)	341,528
		Total Commercial Banks	12,220,767
		Consumer Finance — 4.5%
		Ford Motor Credit Co.:
3,325,000		Notes, 7.875% due 6/15/10	2,234,739
		Senior Notes:
4,464,000		8.069% due 6/15/11(d)	2,921,018
2,045,000		7.569% due 1/13/12(d)	1,238,303
20,430,000		12.000% due 5/15/15	12,987,269
		General Motors Acceptance Corp.:
2,555,000		Bonds, 8.000% due 11/1/31	1,160,098
		Notes:
5,000,000		6.875% due 8/28/12	2,738,465
10,000,000		6.750% due 12/1/14	5,055,170
		GMAC LLC:
900,000		Debentures, zero coupon bond to yield 26.444% due 6/15/15	207,441
910,000		Senior Bonds, zero coupon bond to yield 36.356% due 12/1/12	328,765

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†		SECURITY	VALUE
		Consumer Finance — 4.5% continued
7,280,000		SLM Corp., Senior Notes, 8.450% due 6/15/18	$ 4,952,657
		Total Consumer Finance	33,823,925
		Diversified Financial Services — 3.1%
2,390,000		Capmark Financial Group Inc., 5.875% due 5/10/12	597,737
2,325,000		CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	1,383,375
4,520,000		Citigroup Inc., Junior Subordinated Notes, Preferred Securities,
		8.400% due 4/30/18(d)(g)	3,147,502
50,960,000	RUB	Deutsche Bank, Credit-Linked Notes (Gazprom),
		6.950% due 8/6/09(a)	1,787,093
4,400,000		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
		7.304% due 11/15/14(d)	2,926,000
		Leucadia National Corp., Senior Notes:
3,670,000		8.125% due 9/15/15	3,266,300
80,000		7.125% due 3/15/17	68,800
		Residential Capital LLC:
1,660,000		Junior Secured Notes, 9.625% due 5/15/15(a)	423,300
5,552,000		Senior Secured Notes, 8.500% due 5/15/10(a)	2,720,480
		TNK-BP Finance SA:
200,000		7.875% due 3/13/18(a)	83,000
1,360,000		Bonds, 7.500% due 7/18/16(a)	605,200
1,170,000		Senior Notes, 7.875% due 3/13/18(a)	520,650
4,000,000		Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.653% due 10/1/15	3,160,000
3,635,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,035,225
		Total Diversified Financial Services	23,724,662
		Insurance — 0.1%
7,080,000		American International Group Inc.,
		Junior Subordinated Debentures, 8.175% due 5/15/58(a)(d)	1,131,752
		Real Estate Investment Trusts (REITs) — 0.6%
2,500,000		Host Marriott LP, Senior Notes, 7.125% due 11/1/13	1,975,000
2,730,000		Ventas Realty LP/Ventas Capital Corp., Senior Notes,
		6.750% due 4/1/17	2,252,250
		Total Real Estate Investment Trusts (REITs)	4,227,250
		Real Estate Management & Development — 0.4%
2,495,000		Ashton Woods USA LLC/Ashton Woods Finance Co.,
		Senior Subordinated Notes, 9.500% due 10/1/15(c)	511,475
		Realogy Corp.:
3,800,000		10.500% due 4/15/14	1,235,000
650,231		11.000% due 4/15/14(b)	185,316
4,695,000		Senior Subordinated Notes, 12.375% due 4/15/15	950,737
		Total Real Estate Management & Development	2,882,528

See Notes to Financial Statements.

8	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Thrifts & Mortgage Finance — 0.1%
1,000,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27(f)	$ 750,000
	TOTAL FINANCIALS	83,409,908
HEALTH CARE — 7.8%
	Health Care Equipment & Supplies — 0.6%
2,885,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	1,918,525
	Biomet Inc.:
1,070,000	11.625% due 10/15/17	936,250
	Senior Notes:
245,000	10.000% due 10/15/17	226,625
2,395,000	10.375% due 10/15/17(b)	2,005,812
	Total Health Care Equipment & Supplies	5,087,212
	Health Care Providers & Services — 7.1%
6,175,000	CRC Health Corp., 10.750% due 2/1/16	3,180,125
	DaVita Inc.:
2,350,000	Senior Notes, 6.625% due 3/15/13	2,073,875
3,295,000	Senior Subordinated Notes, 7.250% due 3/15/15	2,833,700
	HCA Inc.:
1,325,000	Debentures, 7.500% due 11/15/95	734,193
1,220,000	Notes, 6.375% due 1/15/15	732,000
	Senior Secured Notes:
3,875,000	9.250% due 11/15/16	3,303,438
16,905,000	9.625% due 11/15/16(b)	13,650,787
5,250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,173,750
	Tenet Healthcare Corp., Senior Notes:
3,960,000	6.375% due 12/1/11	3,425,400
2,240,000	6.500% due 6/1/12	1,881,600
6,750,000	7.375% due 2/1/13	5,535,000
985,000	9.875% due 7/1/14	810,163
1,470,000	6.875% due 11/15/31	786,450
	Universal Hospital Services Inc., Senior Secured Notes:
1,010,000	6.303% due 6/1/15(d)	691,850
4,840,000	8.500% due 6/1/15(b)	3,896,200
8,652,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12(b)(d)	6,099,660
	Total Health Care Providers & Services	53,808,191

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Pharmaceuticals — 0.1%
11,725,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(e)	$ 615,563
	TOTAL HEALTH CARE	59,510,966
INDUSTRIALS — 12.6%
	Aerospace & Defense — 1.0%
2,570,000	BE Aerospace Inc., 8.500% due 7/1/18	2,216,625
	Hawker Beechcraft Acquisition Co.:
8,510,000	Senior Notes, 8.875% due 4/1/15(b)	4,978,350
1,000,000	Senior Subordinated Notes, 9.750% due 4/1/17	565,000
106,119	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26(c)(e)(f)	0
	Total Aerospace & Defense	7,759,975
	Airlines — 2.4%
	Continental Airlines Inc., Pass-Through Certificates:
957,295	8.312% due 10/2/12(f)	765,836
1,930,000	7.339% due 4/19/14	1,283,450
8,570,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	6,470,350
	Delta Air Lines Inc.:
1,810,287	8.954% due 8/10/14(f)	1,086,172
	Pass-Through Certificates:
1,559,796	6.619% due 3/18/11	1,341,424
6,135,000	7.111% due 9/18/11	4,908,000
2,135,000	7.711% due 9/18/11	1,451,800
	United Airlines Inc., Pass-Through Certificates:
397,660	7.811% due 10/1/09(f)	407,602
185,000	6.831% due 3/1/10	194,250
167,472	8.030% due 7/1/11(f)	163,285
	Total Airlines	18,072,169
	Building Products — 2.0%
	Associated Materials Inc.:
9,230,000	Senior Discount Notes, step bond to yield 14.852% due 3/1/14	5,030,350
3,195,000	Senior Subordinated Notes, 9.750% due 4/15/12	2,859,525
	GTL Trade Finance Inc.:
2,360,000	7.250% due 10/20/17(a)(h)	1,751,318
2,302,000	7.250% due 10/20/17(a)(h)	1,695,347
2,170,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	1,605,800
7,315,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.600% due 3/1/14	2,231,075
	Total Building Products	15,173,415

See Notes to Financial Statements.

10	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Commercial Services & Supplies — 2.5%
	DynCorp International LLC/DIV Capital Corp.:
3,640,000	9.500% due 2/15/13(a)	$ 3,139,500
8,428,000	Senior Subordinated Notes, 9.500% due 2/15/13	7,205,940
1,500,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,327,500
5,715,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	3,457,575
	US Investigations Services Inc.:
4,775,000	11.750% due 5/1/16(a)	3,079,875
1,060,000	Senior Subordinated Notes, 10.500% due 11/1/15(a)	821,500
	Total Commercial Services & Supplies	19,031,890
	Construction & Engineering — 0.7%
3,570,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15(a)	3,034,500
3,740,000	Odebrecht Finance Ltd., 7.500% due 10/18/17(a)(h)	2,515,150
	Total Construction & Engineering	5,549,650
	Electrical Equipment — 0.1%
890,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	493,950
	Industrial Conglomerates — 0.3%
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08(c)(e)(f)	0
	Sequa Corp., Senior Notes:
1,940,000	11.750% due 12/1/15(a)	1,212,500
2,005,475	13.500% due 12/1/15(a)(b)	1,153,148
	Total Industrial Conglomerates	2,365,648
	Machinery — 0.2%
1,390,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,105,050
	Road & Rail — 1.9%
10,510,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	6,542,475
	Kansas City Southern de Mexico, Senior Notes:
7,415,000	9.375% due 5/1/12	6,302,750
1,100,000	7.625% due 12/1/13	866,250
770,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	743,050
	Total Road & Rail	14,454,525
	Trading Companies & Distributors — 1.3%
1,660,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	1,054,100
1,410,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(a)	895,350
6,295,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	3,367,825
6,680,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	4,642,600
	Total Trading Companies & Distributors	9,959,875

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Transportation Infrastructure — 0.2%
	Swift Transportation Co., Senior Secured Notes:
5,465,000	10.554% due 5/15/15(a)(d)	$ 1,120,325
2,810,000	12.500% due 5/15/17(a)	646,300
	Total Transportation Infrastructure	1,766,625
	TOTAL INDUSTRIALS	95,732,772
INFORMATION TECHNOLOGY — 2.0%
	Communications Equipment — 0.4%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	3,019,500
	Electronic Equipment, Instruments & Components — 0.1%
1,210,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 7.503% due 10/15/13(d)	536,937
	IT Services — 1.1%
3,285,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(b)	2,053,125
	First Data Corp.:
3,100,000	5.625% due 11/1/11	1,724,375
	Senior Notes:
5,040,000	9.875% due 9/24/15(a)	3,250,800
440,000	9.875% due 9/24/15	283,800
1,375,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	969,375
	Total IT Services	8,281,475
	Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc., Senior Notes:
600,000	8.875% due 12/15/14	270,000
1,210,000	9.125% due 12/15/14(b)	447,700
	Total Semiconductors & Semiconductor Equipment	717,700
	Software — 0.3%
4,200,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,583,000
	TOTAL INFORMATION TECHNOLOGY	15,138,612
MATERIALS — 8.6%
	Chemicals — 1.0%
7,905,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	2,094,825
3,335,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,184,925
6,100,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	1,769,000
1,215,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	880,875
	Total Chemicals	7,929,625
	Containers & Packaging — 0.8%
2,000,000	Berry Plastics Holding Corp., 8.875% due 9/15/14	1,050,000
1,080,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	685,800

See Notes to Financial Statements.

12	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Containers & Packaging — 0.8% continued
1,205,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	$ 867,600
2,100,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(c)(e)(f)	0
1,830,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(a)	1,619,550
2,305,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	1,555,875
	Total Containers & Packaging	5,778,825
	Metals & Mining — 3.5%
	Evraz Group SA, Notes:
1,590,000	8.875% due 4/24/13(a)(h)	691,650
680,000	9.500% due 4/24/18(a)	289,000
4,360,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,427,335
2,815,000	Metals USA Holdings Corp., 9.883% due 7/1/12(b)(d)	1,562,325
5,395,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,803,475
5,805,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14(d)	2,205,900
5,550,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,746,250
9,340,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)	6,397,900
	Vale Overseas Ltd., Notes:
1,284,000	8.250% due 1/17/34(h)	1,091,053
3,268,000	6.875% due 11/21/36(h)	2,364,352
2,070,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(a)(h)	1,024,650
	Total Metals & Mining	26,603,890
	Paper & Forest Products — 3.3%
	Abitibi-Consolidated Co. of Canada:
7,646,000	15.500% due 7/15/10(a)	2,943,710
7,135,000	Senior Secured Notes, 13.750% due 4/1/11(a)	5,672,325
	Appleton Papers Inc.:
3,920,000	Senior Notes, 8.125% due 6/15/11	2,763,600
5,160,000	Senior Subordinated Notes, 9.750% due 6/15/14	3,121,800
8,650,000	NewPage Corp., Senior Secured Notes, 9.051% due 5/1/12(d)	6,098,250
2,988,486	Newpage Holding Corp., 9.986% due 11/1/13(b)(d)	2,166,653
1,935,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,422,225
1,720,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	696,600
	Total Paper & Forest Products	24,885,163
	TOTAL MATERIALS	65,197,503
TELECOMMUNICATION SERVICES — 8.6%
	Diversified Telecommunication Services — 6.3%
	Axtel SAB de CV, Senior Notes:
4,740,000	7.625% due 2/1/17(a)(h)	3,235,050
370,000	7.625% due 2/1/17(a)(h)	253,450

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Telecommunication Services — 6.3% continued
1,305,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	$ 737,325
	Citizens Communications Co.:
380,000	Debentures, 7.050% due 10/1/46	163,400
2,600,000	Senior Notes, 7.875% due 1/15/27	1,313,000
5,441,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	163,230
1,745,000	Inmarsat Finance II PLC, step bond to yield 8.867% due 11/15/12	1,396,000
1,925,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,655,500
5,000,000	Intelsat Corp., 9.250% due 8/15/14(a)	4,325,000
2,915,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16(a)	2,455,887
7,480,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	4,301,000
4,915,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	4,153,175
8,520,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	5,900,100
5,495,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13(a)	3,269,525
2,220,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16(a)(h)	1,137,750
700,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(a)	420,339
8,520,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	5,665,800
3,770,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	2,921,750
5,570,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	4,233,200
	Total Diversified Telecommunication Services	47,700,481
	Wireless Telecommunication Services — 2.3%
3,130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	3,427,350
210,000	iPCS Inc., 4.926% due 5/1/13(d)	162,750
4,995,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	4,183,312
4,180,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	2,300,204
	Sprint Capital Corp.:
120,000	Global Notes, 7.625% due 1/30/11	99,648
320,000	Notes, 8.750% due 3/15/32	209,986
3,950,000	Senior Notes, 6.875% due 11/15/28	2,315,399
14,185,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13(a)(h)	5,035,675
	Total Wireless Telecommunication Services	17,734,324
	TOTAL TELECOMMUNICATION SERVICES	65,434,805

See Notes to Financial Statements.

14	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
UTILITIES — 8.5%
	Electric Utilities — 1.3%
2,880,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)(h)	$ 2,361,600
202,000	Enersis SA, Notes, 7.375% due 1/15/14	189,622
1,665,000	IPALCO Enterprises Inc., Senior Secured Notes, 8.625% due 11/14/11	1,531,800
9,420,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16(a)(b)	5,934,600
	Total Electric Utilities	10,017,622
	Gas Utilities — 0.2%
1,887,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,462,425
	Independent Power Producers & Energy Traders — 7.0%
	AES Corp., Senior Notes:
1,900,000	9.375% due 9/15/10	1,662,500
7,290,000	8.000% due 10/15/17	5,649,750
3,975,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	1,808,625
4,100,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	3,079,100
	Edison Mission Energy, Senior Notes:
2,890,000	7.750% due 6/15/16	2,333,675
2,750,000	7.200% due 5/15/19	2,076,250
4,605,000	7.625% due 5/15/27	3,016,275
35,310,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)	22,245,300
2,143,448	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	1,907,669
3,420,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,005,325
	NRG Energy Inc., Senior Notes:
5,750,000	7.375% due 2/1/16	4,973,750
1,840,000	7.375% due 1/15/17	1,596,200
	Total Independent Power Producers & Energy Traders	53,354,419
	TOTAL UTILITIES	64,834,466
	TOTAL CORPORATE BONDS & NOTES (Cost — $1,028,038,449)	678,044,944
ASSET-BACKED SECURITY — 0.0%
FINANCIALS — 0.0%
	Diversified Financial Services — 0.0%
3,698,937	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(c)(e)(f) (Cost — $3,942,677)	0
CONVERTIBLE BONDS & NOTES — 0.4%
CONSUMER DISCRETIONARY — 0.1%
	Media — 0.1%
1,495,000	Virgin Media Inc., 6.500% due 11/15/16(a)	784,875

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†		SECURITY	VALUE
INDUSTRIALS — 0.3%
		Airlines — 0.1%
469,639		Delta Air Lines Inc., Pass-Through Certificates, 7.379% due 5/18/10	$ 436,765
		Marine — 0.2%
3,895,000		Horizon Lines Inc., 4.250% due 8/15/12	2,093,562
		TOTAL INDUSTRIALS	2,530,327
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $4,902,674)	3,315,202
COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
2,810,325		Countrywide Home Loan Mortgage Pass-Through Trust, 4.547% due 4/20/35(d)(f) (Cost — $1,697,449)	1,686,195
SOVEREIGN BONDS — 4.0%
		Argentina — 0.2%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02(c)(f)	507,727
300,000	EUR	9.000% due 6/20/03(c)(f)	112,139
250,000	EUR	10.250% due 1/26/07(c)(f)	97,823
275,000	EUR	8.000% due 2/26/08(c)(f)	104,544
665,000		Bonds, 7.000% due 9/12/13(f)	134,589
97,000	EUR	GDP Linked Securities, 1.262% due 12/15/35(d)(f)	4,012
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04(c)(f)	441,080
600,000	EUR	8.125% due 10/4/04(c)(f)	217,597
525,000	EUR	9.000% due 5/24/05(a)(c)(f)	197,078
		Total Argentina	1,816,589
		Brazil — 1.1%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	438
12,268,000	BRL	10.000% due 7/1/10	5,235,981
4,315,000	BRL	10.000% due 1/1/12	1,677,607
2,177,000	BRL	6.000% due 5/15/17	1,402,049
		Total Brazil	8,316,075
		Ecuador — 0.1%
2,100,000		Republic of Ecuador, 10.000% due 8/15/30(a)	619,500
		Indonesia — 0.3%
		Republic of Indonesia:
11,011,000,000	IDR	10.250% due 7/15/22	618,022
8,077,000,000	IDR	11.000% due 9/15/25	469,401
6,948,000,000	IDR	10.250% due 7/15/27	374,647
8,327,000,000	IDR	9.750% due 5/15/37	426,007
		Total Indonesia	1,888,077

See Notes to Financial Statements.

16	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Panama — 0.6%
	Republic of Panama:
1,029,000	7.250% due 3/15/15(h)	$ 992,985
1,097,000	9.375% due 4/1/29(h)	1,069,575
3,370,000	6.700% due 1/26/36(h)	2,645,450
	Total Panama	4,708,010
	Peru — 0.1%
	Republic of Peru:
259,000	Bonds, 6.550% due 3/14/37	180,005
198,000	Global Bonds, 7.350% due 7/21/25	168,300
	Total Peru	348,305
	Russia — 0.0%
343,980	Russian Federation, 7.500% due 3/31/30(a)	301,197
	Turkey — 1.0%
	Republic of Turkey:
490,000	7.000% due 6/5/20(h)	374,850
1,175,000	11.875% due 1/15/30(h)	1,427,625
594,000	Bonds, 7.000% due 9/26/16(h)	484,110
7,954,000	Notes, 6.875% due 3/17/36(h)	5,448,490
	Total Turkey	7,735,075
	Venezuela — 0.6%
	Bolivarian Republic of Venezuela:
273,000	8.500% due 10/8/14	154,245
8,258,000	5.750% due 2/26/16(a)	3,839,970
241,000	7.650% due 4/21/25	109,655
	Collective Action Securities:
1,164,000	9.375% due 1/13/34(h)	599,460
183,000	Notes, 10.750% due 9/19/13	125,355
	Total Venezuela	4,828,685
	TOTAL SOVEREIGN BONDS (Cost — $45,338,727)	30,561,513
COLLATERALIZED SENIOR LOANS — 2.3%
CONSUMER DISCRETIONARY — 0.3%
	Media — 0.3%
3,000,000	Newsday LLC, 9.750% due 8/1/13	2,520,000
ENERGY — 1.2%
	Energy Equipment & Services — 0.7%
5,385,168	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(d)(e)	4,981,281

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 0.5%
	Ashmore Energy International:
279,613	Synthetic Revolving Credit Facility, 5.098% due 3/30/12(d)	$ 185,943
2,016,411	Term Loan, 5.801% due 3/30/14(d)	1,340,913
3,000,000	Stallion Oilfield Services, Term Loan, 8.052% due 7/31/12(d)	2,475,000
	Total Oil, Gas & Consumable Fuels	4,001,856
	TOTAL ENERGY	8,983,137
INDUSTRIALS — 0.1%
	Trading Companies & Distributors — 0.1%
2,240,390	Penhall International Corp., Term Loan, 9.883% due 4/1/12(d)	1,008,175
MATERIALS — 0.7%
	Containers & Packaging — 0.6%
6,189,579	Berry Plastics Corp., Senior Term Loan, 11.334% due 6/15/14(d)	3,404,269
990,405	Graphic Packaging, Term Loan B, 6.635% due 5/3/14(d)	812,132
	Total Containers & Packaging	4,216,401
	Paper & Forest Products — 0.1%
1,120,000	Verso Paper Holdings LLC, 9.033% due 2/1/13(d)	672,000
	TOTAL MATERIALS	4,888,401
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $23,712,091)	17,399,713

SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Household Durables — 0.0%
11,507,745	Home Interiors & Gifts Inc.(e)(f)*	11
52,472	Mattress Discounters Corp.(e)(f)*	0
18,861	Mattress Holding Corp.(e)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	11
CONSUMER STAPLES — 0.0%
	Food Products — 0.0%
6,729	Aurora Foods Inc.(e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares(e)(f)*	0
	TOTAL COMMON STOCKS (Cost — $8,117,629)	11

See Notes to Financial Statements.

18	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
	Diversified Financial Services — 0.9%
6,812	Bank of America Corp., 7.250% due 12/31/49	$ 4,768,400
56,400	Citigroup Inc., 6.500% due 12/31/49	1,816,644
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $9,399,053)	6,585,044
ESCROWED SHARES — 0.0%
2,025,000	Pillowtex Corp.(c)(e)(f)* (Cost — $0)	0
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
	Automobiles — 0.1%
101,500	Ford Motor Co., 7.400%	502,425
1,800	Ford Motor Co., 8.000%	10,368
2,700	Ford Motor Co., Series F, 7.550%	14,850
	Total Automobiles	527,643
	Media — 0.0%
7	ION Media Networks Inc., Series B, 12.000%*	4,550
	TOTAL CONSUMER DISCRETIONARY	532,193
FINANCIALS — 0.1%
	Diversified Financial Services — 0.1%
8,200	Preferred Plus, Series FMC1 Trust, Senior Debentures, 8.250%	49,856
12,600	Preferred Plus, Trust, Series FRD-1, 7.400%	64,260
69,100	Saturns, Series F 2003-5, 8.125%	380,050
17,552	TCR Holdings Corp., Class B Shares, 0.000%(e)(f)*	0
9,654	TCR Holdings Corp., Class C Shares, 0.000%(e)(f)*	0
25,451	TCR Holdings Corp., Class D Shares, 0.000%(e)(f)*	0
52,657	TCR Holdings Corp., Class E Shares, 0.000%(e)(f)*	0
	Total Diversified Financial Services	494,166
	Thrifts & Mortgage Finance — 0.0%
84,700	Federal National Mortgage Association (FNMA), 8.250%(i)	177,870
	TOTAL FINANCIALS	672,036
	TOTAL PREFERRED STOCKS (Cost — $5,598,233)	1,204,229

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

October 31, 2008

WESTERN ASSET HIGH INCOME FUND II INC.

WARRANTS		SECURITY	VALUE
WARRANTS — 0.1%
18,500		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(f)	$ 582,750
325		Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0
265		GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
2,750		Leap Wireless International Inc., Expires 4/15/10(a)(e)(f)*	0
335		Merrill Corp., Class B Shares, Expires 5/1/09(a)(e)(f)*	0
13,614		Pillowtex Corp., Expires 11/24/09(e)(f)*	0
		TOTAL WARRANTS (Cost — $70,784)	582,750
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,130,817,766)	739,379,601
FACE AMOUNT†
SHORT-TERM INVESTMENTS — 2.6%
SOVEREIGN BONDS — 1.4%
1,772,000	MYR	Bank Negara Malaysia Islamic Notes, zero coupon bond to yield 3.470% due 11/27/08	497,781
		Bank Negara Malaysia Monetary Notes:
1,271,000	MYR	Zero coupon bond to yield 3.489% due 11/13/08	357,522
2,643,000	MYR	Zero coupon bond to yield 3.470% due 11/25/08	742,599
3,373,000	MYR	Zero coupon bond to yield 3.430% due 12/30/08	944,607
800,000	MYR	Zero coupon bond to yield 3.440% due 2/17/09	222,840
43,725,000	EGP	Egypt Treasury Bills, Zero coupon bond to yield 6.394% due 11/11/08	7,830,663
		TOTAL SOVEREIGN BONDS (Cost — $10,801,377)	10,596,012
		Repurchase Agreement — 1.2%
9,216,000		Morgan Stanley tri-party repurchase agreement dated 10/31/08, 0.150% due 11/3/08; Proceeds at maturity — $9,216,115; (Fully collateralized by various U.S. government agency obligation, 5.125% due 8/23/10; Market value — $9,489,007) (Cost — $9,216,000)	9,216,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $20,017,377)	19,812,012
		TOTAL INVESTMENTS — 100.0% (Cost — $1,150,835,143#)	$759,191,613

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2008.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).

See Notes to Financial Statements.

20	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(i)	On September 7, 2008, the Federal Holdings Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GDP	— Gross Domestic Product
GMAC	— General Motors Acceptance Corp.
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

October 31, 2008

ASSETS:
Investments, at value (Cost — $1,150,835,143)	$ 759,191,613
Foreign currency, at value (Cost — $2,486,032)	2,299,361
Cash	723
Interest and dividends receivable	30,770,756
Receivable for securities sold	12,947,844
Prepaid expenses	39,197
Other receivables	55,167
Total Assets	805,304,661
LIABILITIES:
Loan payable (Note 5)	244,000,000
Payable for open reverse repurchase agreement (Note 4)	42,051,813
Payable for securities purchased	7,370,947
Interest payable (Note 5)	764,207
Investment management fee payable	620,498
Directors’ fees payable	15,085
Accrued expenses	155,320
Total Liabilities	294,977,870
TOTAL NET ASSETS	$ 510,326,791
NET ASSETS:
Par value ($0.001 par value; 81,901,340 shares issued and outstanding; 100,000,000 shares authorized)	$ 81,901
Paid-in capital in excess of par value	1,134,718,634
Undistributed net investment income	17,282,510
Accumulated net realized loss on investments and foreign currency transactions	(249,819,092)
Net unrealized depreciation on investments and foreign currencies	(391,937,162)
TOTAL NET ASSETS	$ 510,326,791
Shares Outstanding	81,901,340
Net Asset Value	$6.23

See Notes to Financial Statements.

22	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended October 31, 2008

INVESTMENT INCOME:
Interest	$ 57,225,526
Dividends	617,108
Less: Foreign taxes withheld	(33,156)
Total Investment Income	57,809,478
EXPENSES:
Interest expense (Notes 4 and 5)	5,356,351
Investment management fee (Note 3)	4,432,116
Commitment fee (Note 5)	235,715
Shareholder reports	90,577
Directors’ fees	86,316
Custody fees	65,499
Audit and tax	39,873
Legal fees	34,505
Stock exchange listing fees	29,079
Transfer agent fees	13,672
Insurance	6,887
Miscellaneous expenses	4,336
Total Expenses	10,394,926
NET INVESTMENT INCOME	47,414,552
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Loss from:
Investment transactions	(69,141,595)
Foreign currency transactions	(233,750)
Net Realized Loss	(69,375,345)
Change in Net Unrealized Appreciation/Depreciation from:
Investments	(297,302,816)
Foreign currencies	(671,932)
Change in Net Unrealized Appreciation/Depreciation	(297,974,748)
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(367,350,093)
DECREASE IN NET ASSETS FROM OPERATIONS	$(319,935,541)

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	23

Statements of changes in net assets

FOR THE SIX MONTHS ENDED OCTOBER 31, 2008 (unaudited) AND THE YEAR ENDED APRIL 30, 2008	October 31	April 30
OPERATIONS:
Net investment income	$ 47,414,552	$ 81,428,570
Net realized loss	(69,375,345)	(24,666,784)
Change in net unrealized appreciation/depreciation	(297,974,748)	(106,829,200)
Decrease in Net Assets from Operations	(319,935,541)	(50,067,414)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(43,871,504)	(75,674,418)
Decrease in Net Assets from Distributions to Shareholders	(43,871,504)	(75,674,418)
FUND SHARE TRANSACTIONS (NOTE 7):
Net assets of shares issued in connection with merger (4,286,967 shares issued)	39,324,962	—
Cost of aggregate fractional shares repurchased (414 aggregate fractional shares)	(3,800)	—
Increase in Net Assets From Fund Share Transactions	39,321,162	—
DECREASE IN NET ASSETS	(324,485,883)	(125,741,832)
NET ASSETS:
Beginning of period	834,812,674	960,554,506
End of period*	$ 510,326,791	$ 834,812,674
* Includes undistributed net investment income of:	$17,282,510	$13,745,015

See Notes to Financial Statements.

24	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended October 31, 2008

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividends received	$ 51,715,332
Operating expenses paid	(5,182,249)
Net sales of short-term investments	4,772,011
Realized loss on foreign currency transactions	(233,750)
Net change in unrealized depreciation on foreign currencies	(229,850)
Purchases of long-term investments	(260,553,074)
Proceeds from disposition of long-term investments	367,870,229
Increase in investments, at value, in connection with merger	(71,874,558)
Net change in unrealized depreciation of investments, in connection with merger	(15,489,958)
Change in payable for open forward currency contracts	(12,821)
Change in other receivables	(55,167)
Interest paid	(5,488,444)
Net Cash Provided By Operating Activities	65,237,701
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(43,871,504)
Proceeds from issuance of shares in connection with merger	39,324,962
Cash paid in lieu of aggregate fractional shares	(3,800)
Cash paid on loan	(6,000,000)
Cash paid on reverse repurchase agreements	(55,321,100)
Net Cash Flows Used By Financing Activities	(65,871,442)
NET DECREASE IN CASH	(633,741)
Cash, Beginning of year	2,933,825
Cash, End of year	$ 2,300,084
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Decrease in Net Assets From Operations	$(319,935,541)
Accretion of discount on investments	(5,391,969)
Amortization of premium on investments	801,680
Decrease in investments, at value	396,708,282
Decrease in payable for securities purchased	(16,788,286)
Increase in interest and dividends receivable	(1,503,857)
Increase in other receivables	(55,167)
Decrease in receivable for securities sold	11,691,147
Decrease in payable for open forward currency contracts	(12,821)
Decrease in prepaid expenses	21,643
Decrease in interest payable	(132,093)
Decrease in accrued expenses	(165,317)
Total Adjustments	385,173,242
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$ 65,237,701

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	25

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:

	2008[1,2]	2008[2]	2007[2]	2006	2005[2]	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.76	$12.38	$11.74	$11.10	$11.03	$10.42
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.60	1.05	0.90	0.92	1.02	1.12
Net realized and unrealized gain (loss)	(4.57)	(1.69)	0.63	0.63	0.27	0.85
Total income (loss) from operations	(3.97)	(0.64)	1.53	1.55	1.29	1.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.98)	(0.89)	(0.91)	(1.22)	(1.38)
Total distributions	(0.56)	(0.98)	(0.89)	(0.91)	(1.22)	(1.38)
Increase in Net Asset Value due to shares issued on reinvestment of distributions	—	—	—	—	—	0.02
NET ASSET VALUE, END OF PERIOD	$6.23	$10.76	$12.38	$11.74	$11.10	$11.03
MARKET PRICE, END OF PERIOD	$6.01	$9.90	$11.61	$10.04	$11.14	$11.75
Total return, based on NAV[3,4]	(38.45)%	(5.19)%	13.58%[5]	14.43%	12.13%	19.99%
Total return, based on Market Price[4]	(35.03)%	(6.15)%	25.58%	(1.58)%	5.39%	13.51%
NET ASSETS, END OF PERIOD (000s)	$510,327	$834,813	$960,555	$911,338	$861,635	$839,022
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.72%[6]	2.94%	1.96%	2.31%	2.69%	2.17%
Gross expenses, excluding interest expense	1.32 [6]	1.21	1.01	1.21	1.67	1.57
Net expenses	2.72 [6]	2.94 [7]	1.96	2.30 [8]	2.69	2.17
Net expenses, excluding interest expense	1.32 [6]	1.21 [7]	1.01	1.20 [8]	1.67	1.57
Net investment income	12.39	9.25	7.55	7.94	8.99	10.18
PORTFOLIO TURNOVER RATE	24%	52%	90%	55%	54%	50%
SUPPLEMENTAL DATA:
Loans Outstanding, End of Period (000s)	$244,000	$250,000	$125,000	$125,000	$300,000	$300,000
Asset Coverage for Loan Outstanding	309%	434%	868%	829%	387%	380%
Weighted Average Loan (000s)	$254,538	$213,320	$125,000	$203,630	$300,000	$300,000
Weighted Average Interest Rate on Loans	3.13%	5.00%	5.56%	4.21%	2.44%	1.64%

[1]	For the six months ended October 31, 2008 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The prior investment manager fully reimbursed the Portfolio for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[6]	Annualized.
[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Reverse repurchase agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Financial futures contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

28	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

(i) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

30	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	OCTOBER 31, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$759,191,613	$7,784,723	$744,148,449	$7,258,441

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of April 30, 2008	$116
Accrued premiums/discounts	—
Realized gain	58
Change in unrealized appreciation/(depreciation)	(293)
Net purchases	131
Acquired in connection with merger	1,320,887
Transfers in and/or out of Level 3	5,937,542
Balance as of October 31, 2008	$7,258,441

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage.

LMPFA has delegated to the Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated debt securities. Western Asset Limited does not receive any compensation from the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

During periods in which the Fund utilizes financial leverage, the fees which are payable to the investment manager as a percentage of the Fund’s net assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

4. Investments

During the six months ended October 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$243,764,788
Sales	356,495,178

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,890,843
Gross unrealized depreciation	(397,534,373)
Net unrealized depreciation	$(391,643,530)

32	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

Transactions in reverse repurchase agreements for the Fund during the six months ended October 31, 2008 were as follows:

AVERAGE DAILY BALANCE*	WEIGHTED AVERAGE INTEREST RATE*	MAXIMUM AMOUNT OUTSTANDING
$84,981,055	2.953%	$98,508,317

*  Average based on number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.350% to 7.000% during the six months ended October 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $1,282,654.

At October 31, 2008, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$1,122,300

Reverse Repurchase Agreement with Credit Suisse, dated 10/7/08 bearing 4.000% to be repurchased at $1,125,667 on 11/3/08, collateralized by: $1,720,000 Lukoil International Finance BV, 6.356% due 6/7/17; Market value (including accrued interest) $946,909

		$ 1,122,300

1,899,800	Reverse Repurchase Agreement with Credit Suisse, dated 10/7/08 bearing 4.000% to be repurchased at $1,906,977 on 11/10/08, collateralized by: $2,360,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $1,836,868	1,899,800

468,607	Reverse Repurchase Agreement with Credit Suisse, dated 10/9/08 bearing 3.500% to be repurchased at $470,065 on 11/10/08, collateralized by: $1,059,000 Turanalem Finance BV, 8.250% due 1/22/37; Market value (including accrued interest) $365,744	468,607

1,140,880	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/08 bearing 3.000% to be repurchased at $1,142,877 on 11/5/08, collateralized by: $1,097,000 Republic of Panama, 9.375% due 4/1/29; Market value (including accrued interest) $1,078,334	1,140,880

287,385	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/08 bearing 3.000% to be repurchased at $288,008 on 11/10/08, collateralized by: $350,000 Republic of Panama, 7.250% due 3/15/15; Market value (including accrued interest) $341,051	287,385

1,353,952	Reverse Repurchase Agreement with Credit Suisse, dated 10/17/08 bearing 2.500% to be repurchased at $1,355,551 on 11/3/08, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) $1,468,954	1,353,952

1,727,752	Reverse Repurchase Agreement with Credit Suisse, dated 10/17/08 bearing 5.000% to be repurchased at $1,733,511 on 11/10/08, collateralized by: $4,490,000 HSBK Europe BV, 7.250% due 5/3/17; Market value (including accrued interest) $2,473,343	1,727,752

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

FACE AMOUNT	SECURITY	VALUE
$2,152,370

Reverse Repurchase Agreement with Credit Suisse, dated 10/17/08 bearing 4.000% to be repurchased at $2,158,110 on 11/10/08, collateralized by: $3,740,000 Odebrecht Finance Ltd., 7.500% due 10/18/17; Market value (including accrued interest) $2,525,939

		$ 2,152,370

3,243,649	Reverse Repurchase Agreement with Credit Suisse, dated 10/20/08 bearing 2.250% to be repurchased at $3,247,906 on 11/10/08, collateralized by: $5,001,000 Pemex Project Funding Master Trust, 6.625% due 6/15/35; Market value (including accrued interest) $3,876,533	3,243,649

768,272	Reverse Repurchase Agreement with Credit Suisse, dated 10/20/08 bearing 2.500% to be repurchased at $769,393 on 11/10/08, collateralized by: $1,204,000 OJSC Russian Agricultural Bank. 7.175% due 5/16/13; Market value (including accrued interest) $852,372	768,272

972,279	Reverse Repurchase Agreement with Credit Suisse, dated 10/20/08 bearing 4.000% to be repurchased at $974,548 on 11/10/08, collateralized by: $2,070,000 Vedanta Resources PLC, 8.750% due 1/15/14; Market value (including accrued interest) $1,084,785	972,279

494,933	Reverse Repurchase Agreement with Credit Suisse, dated 10/20/08 bearing 4.000% to be repurchased at $496,088 on 11/10/08, collateralized by: $1,164,000 Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) $632,375	494,933

1,339,534	Reverse Repurchase Agreement with Credit Suisse, dated 10/21/08 bearing 4.000% to be repurchased at $1,342,511 on 11/10/08, collateralized by: $2,302,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $1,700,849	1,339,534

451,013	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $1,055,000 Russian Agricultural Bank, 6.299% due 5/15/17; Market value (including accrued interest) $658,424	451,013

607,200	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to determined, collateralized by: $1,320,000 RSHB Capital SA, 7.125% due 1/14/14; Market value (including accrued interest) $930,869	607,200

953,783	Reverse Repurchase Agreement with Credit Suisse, dated 10/21/08 bearing 4.000% to be repurchased at $955,902 on 11/10/08, collateralized by: $3,025,000 TuranAlem Finance BV, 8.250% due 1/22/37; Market value (including accrued interest) $1,294,297	953,783

312,130	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20; Market value (including accrued interest) $388,814	312,130

752,424	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market value (including accrued interest) $1,121,853	752,424

34	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

FACE AMOUNT	SECURITY	VALUE
$1,611,124

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $3,268,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) $2,464,479

		$ 1,611,124

198,875	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $370,000 Axtel Sab de CV, 7.625% due 2/1/17; Market value (including accrued interest) $260,503	198,875

2,551,068	Reverse Repurchase Agreement with Credit Suisse, dated 10/24/08 bearing 2.500% to be repurchased at $2,554,080 on 11/10/08, collateralized by: $4,740,000 Axtel Sab de CV, 7.625% due 2/1/17; Market value (including accrued interest) $3,325,406	2,551,068

4,662,609	Reverse Repurchase Agreement with Credit Suisse, dated 10/24/08 bearing 4.000% to be repurchased at $4,668,826 on 11/5/08, collateralized by: $14,185,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) $5,610,633	4,662,609

1,869,930	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $5,260,000 AFT Capital BV, 9.250% due 2/21/14; Market value (including accrued interest) $2,909,294	1,869,930

1,540,800	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14; Market value (including accrued interest) $2,488,985	1,540,800

3,639,750	Reverse Repurchase Agreement with Credit Suisse, dated 10/29/08 bearing 3.000% to be repurchased at $3,641,267 on 11/3/08, collateralized by: $7,954,000 Republic of Turkey 6.875% due 3/17/36; Market value (including accrued interest) $5,516,467	3,639,750

2,312,494	Reverse Repurchase Agreement with Credit Suisse, dated 10/29/08 bearing 4.000% to be repurchased at $2,314,293 on 11/5/08, collateralized by: $3,370,000 Republic of Panama, 6.700% due 1/26/36; Market value (including accrued interest) $2,705,579	2,312,494

399,090	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/30/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $1,590,000 Evraz Group SA, 8.875% due 4/24/13; Market value (including accrued interest) $694,751	399,090

1,054,684	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/30/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $2,419,000 Globo Communicacoes e Participacoes SA, 7.250% due 4/26/22; Market value (including accrued interest) $1,708,286	1,054,684

634,920	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/30/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $2,220,000 UBS Luxembourg SA, 8.250% due 5/23/16; Market value (including accrued interest) $1,218,376	634,920

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

FACE AMOUNT	SECURITY	VALUE
$ 366,288

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/31/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $574,397

		$ 366,288

807,300	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/31/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $2,070,000 KazMunaiGaz Finance Sub BV, 8.375% due 7/2/13; Market value (including accrued interest) $1,454,723	807,300

354,618	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/31/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16; Market value (including accrued interest) $488,245	354,618

	Total reverse repurchase agreements (Proceeds — $42,051,813)	$42,051,813

5. Loan

At October 31, 2008, the Fund had a $325,000,000 credit line available pursuant to a revolving credit and security agreement dated as of December 21, 2006, as from time to time amended (“Agreement”), with CIESCO, LLC and Citibank, N.A. (“Citibank”). Citibank acts as administrative agent and secondary lender. Also, as of October 31, 2008, the Fund had a $244,000,000 loan outstanding pursuant to the Agreement. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total amount of the loan available, whether used or unused. For the six months ended October 31, 2008, the Fund paid $235,715 in commitment fees. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the six months ended October 31, 2008, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average loan balance was $254,538,043 and the weighted average interest rate was 3.131%. Total interest expense on the loan for the period was $4,073,697.

6. Distributions subsequent to October 31, 2008

On August 14, 2008, the Board of Directors of the Fund declared a dividend distribution in the amount of $0.0950 per share payable on November 28, 2008 to shareholders of record on November 21, 2008.

36	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

7. Transfer of net assets

On September 23, 2008, the Fund acquired the assets and certain liabilities of Western Asset Zenix Income Fund, (the “Acquired Fund”) pursuant to a plan of reorganization approved by shareholders of the “Acquired Fund”. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUND	TOTAL NET ASSETS OF THE FUND
Western Asset Zenix Income Fund Inc.	4,286,967	$39,324,962	$711,960,565

As part of the reorganization, common shareholders of Western Asset Zenix Income Fund Inc. received 0.22624 shares of the Fund’s shares. The Fund did not issue any fractional shares to Western Asset Zenix Income Fund common shareholders. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former Western Asset Zenix Income Fund shareholders in proportion of their fractional shares.

In addition, holders of the Auction Rate Cumulative Preferred Stock (“ARPS”) issued by Western Asset Zenix Income Fund received cash in the amount of the required liquidation preference of $25,000 per share plus accrued and unpaid dividends thereon. All of the outstanding $35 million ARPS were retired using additional drawdowns on the existing credit facility of Western Asset High Income Fund II.

The total net assets of the the Acquired Fund before acquisition included unrealized depreciation of $15,489,958, accumulated net realized loss of $38,472,172 and overdistributed net investment income of $5,553. Total net assets of the Fund immediately after the transfer were $751,285,527. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital loss carryforward

As of April 30, 2008, the Fund had a net capital loss carryforward of approximately $115,740,682, of which $35,792,543 expires in 2010, $77,131,183 expires in 2011, and $2,816,956 expires in 2016. These amounts will be available to offset any future taxable capital gains.

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

9. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

***

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

38	Western Asset High Income Fund II Inc. 2008 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Fund held its Annual Meeting of Stockholders on August 4, 2008, for the purpose of voting upon the election of Class I Directors of the Fund, to serve until 2011 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the meeting.

Election of Directors

NOMINEES	VOTES FOR	VOTES WITHHELD
Daniel P. Cronin	64,950,827	1,180,748
Jeswald W. Salacuse	64,863,190	1,268,385

At October 31, 2008, in addition to Daniel P. Cronin and Jeswald W. Salacuse, the other Directors of the Fund were as follows:

Carol L. Colman
Paolo M. Cucchi
Leslie H. Gelb
William R. Hutchinson
R. Jay Gerken
Riordan Roett

Western Asset High Income Fund II Inc. 2008 Semi-Annual Report	39

Dividend reinvestment plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Each shareholder purchasing shares of common stock (“Shares”) of Western Asset High Income Fund II Inc. (“Fund”) will be deemed to have elected to be a participant in the Dividend Reinvestment Plan (“Plan”), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all distributions in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund’s dividend-paying agent (“Agent”). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of “street name” and register such Shares in the shareholder’s name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a “Participant.” The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

Unless the Fund declares a distribution payable only in the form of cash, the Agent will apply all distributions in the manner set forth below.

If, on the determination date (as defined below), the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a “market premium”), the Agent will receive the distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a “market discount”), the Agent will purchase Shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a “Trading Day”) preceding the payment date for the distribution. For purposes herein, “market price” will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the “ex-dividend” date next succeeding the distribution payment date.

If (i) the Agent has not invested the full distribution amount in open market purchases by the date specified above as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open market purchases and

40	Western Asset High Income Fund II Inc.

will receive the uninvested portion of the distribution amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open market purchases as specified above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the distribution.

In the event that all or part of a distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the distribution payment date, except that with respect to Shares issued pursuant to the paragraph above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

The open market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant’s account. The Agent may commingle amounts of all Participants to be used for open market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant’s name or that of its nominee, and each Participant’s proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the

Western Asset High Income Fund II Inc.	41

Dividend reinvestment plan (unaudited) continued

date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund’s Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

The Agent’s service fee for handling distributions will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective on the first Trading Day after the payment due for such distribution with respect to any subsequent distribution. The Plan may be amended or terminated by the Fund as applied to any distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the distribution. The Plan may be amended or terminated by the Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant’s Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the

42	Western Asset High Income Fund II Inc.

purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for each Participant’s account, all distributions payable on Shares of the Fund held in each Participant’s name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners (“Nominee Holders”), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who are to participate in the Plan.

The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

All correspondence concerning the Plan should be directed to the Agent at 1-888-888-0151.

Western Asset High Income Fund II Inc.	43

Western Asset High Income Fund II Inc.

Directors	Subadvisers
Carol L. Colman	Western Asset Management Company
Daniel P. Cronin
Paolo M. Cucchi	Western Asset Management Company Limited
Leslie H. Gelb
R. Jay Gerken, CFA	Custodian
Chairman	State Street Bank and Trust Company
William R. Hutchinson	225 Franklin Street
Riordan Roett	Boston, Massachusetts 02110
Jeswald W. Salacuse
Transfer agent
Officers	American Stock Transfer & Trust Company
R. Jay Gerken, CFA	59 Maiden Lane
President and Chief Executive Officer	New York, New York 10038

Kaprel Ozsolak	Independent registered public accounting firm
Chief Financial Officer and Treasurer	KPMG LLP
345 Park Avenue
Ted P. Becker	New York, New York 10154
Chief Compliance Officer
Legal counsel
Robert I. Frenkel	Simpson Thacher & Bartlett LLP
Secretary and Chief Legal Officer	425 Lexington Avenue
New York, New York 10017
Thomas C. Mandia
Assistant Secretary	New York Stock Exchange Symbol
HIX
Steve Frank
Controller

Albert Laskaj
Controller

Western Asset High Income Fund II Inc.
55 Water Street
New York, New York 10041

Investment manager
Legg Mason Partners Fund Advisor, LLC

Western Asset High Income Fund II Inc.

WESTERN ASSET HIGH INCOME FUND II INC.
55 Water Street
New York, NY 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices, shares of its Common Stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/cef and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset High Income Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

WAS0022 12/08 SR08-696

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund II Inc.

Date:	January 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund II Inc.

Date:	January 7, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Western Asset High Income Fund II Inc.

Date:	January 7, 2009